Estimates (Schedule Of Non-Cash Investing And Financing Activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
NON-CASH INVESTING ACTIVITIES:
Accrued capital expenditures	$ 930	$ 910	$ 643
Contribution of property, plant and equipment from noncontrolling interest	0	34	0
Net gains (losses) from subsidiary common unit transactions	16	(526)	744
NON-CASH FINANCING ACTIVITIES:
Units issued in Merger	236
Long-term debt exchanged in Eagle Rock Midstream Acquisition	0	0	499
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest, net of interest capitalized	1,922	1,800	1,416
Proceeds from Income Tax Refunds	(229)
Cash paid for (refund of) income taxes		72	345
Subsidiary units issued in PVR, Hoover and Eagle Rock Midstream Acquisitions [Member]
NON-CASH FINANCING ACTIVITIES:
Units issued in Merger	0	0	4,281
Subsidiary units issued in Susser Merger [Member]
NON-CASH FINANCING ACTIVITIES:
Units issued in Merger	0	0	908
PVR Acquisition [Member]
NON-CASH FINANCING ACTIVITIES:
Long-term debt assumed in PVR Acquisition	0	0	1,887
PennTex Acquisition [Member]
NON-CASH FINANCING ACTIVITIES:
Units issued in Merger		$ 0	$ 0
Limited Partner [Member]
NON-CASH FINANCING ACTIVITIES:
Units issued in Merger	0
Limited Partner [Member] | PennTex Acquisition [Member]
NON-CASH FINANCING ACTIVITIES:
Units issued in Merger	$ 307